Investments in Local Limited Partnerships (Details Narrative) (USD $)	1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended														0 Months Ended	12 Months Ended						12 Months Ended
	May 31, 2006	Jul. 31, 2005	Mar. 31, 2013 Integrer	Mar. 31, 2012 Integrer	Mar. 31, 2011	Mar. 31, 2008	Mar. 31, 2010	Dec. 31, 2010 Lamar Plaza Apartments, LP [Member]	Dec. 31, 2006 Lamar Plaza Apartments, LP [Member]	Mar. 31, 2013 Lamar Plaza Apartments, LP [Member]	Mar. 31, 2010 Lamar Plaza Apartments, LP [Member]	Mar. 31, 2009 Lamar Plaza Apartments, LP [Member]	Mar. 31, 2008 Lamar Plaza Apartments, LP [Member]	Mar. 31, 2007 Lamar Plaza Apartments, LP [Member]	Mar. 31, 2013 Partnership [Member]	Mar. 31, 2013 General Partner [Member]	Mar. 31, 2013 Wynwood Place Limited Partnership [Member]	Mar. 31, 2012 Wynwood Place Limited Partnership [Member]	Mar. 31, 2011 Wynwood Place Limited Partnership [Member]	Mar. 31, 2010 Wynwood Place Limited Partnership [Member]	Mar. 31, 2009 Wynwood Place Limited Partnership [Member]	Mar. 31, 2008 Wynwood Place Limited Partnership [Member]	Mar. 31, 2007 Wynwood Place Limited Partnership [Member]	Jun. 26, 2008 Mesa Verde Apartments, L.P. [Member]	Mar. 31, 2013 Mesa Verde Apartments, L.P. [Member]	Mar. 31, 2002 Mesa Verde Apartments, L.P. [Member]	Mar. 31, 2010 Mesa Verde Apartments, L.P. [Member]	Mar. 31, 2009 Mesa Verde Apartments, L.P. [Member]	Mar. 31, 2008 Mesa Verde Apartments, L.P. [Member]	Mar. 31, 2007 Mesa Verde Apartments, L.P. [Member]	Mar. 31, 2013 Ashford Place Limited Partnership [Member]	Mar. 31, 2012 Ashford Place Limited Partnership [Member]	Mar. 31, 2011 Ashford Place Limited Partnership [Member]	Mar. 31, 2010 Ashford Place Limited Partnership [Member]	Mar. 31, 2009 Ashford Place Limited Partnership [Member]	Mar. 31, 2008 Ashford Place Limited Partnership [Member]	Mar. 31, 2007 Ashford Place Limited Partnership [Member]
Number of local limited partnerships			10	11
Aggregate number of apartment units			573	597
Percentage of limited partners interest in local limited partnership			99.00%
Percentage of minority interest rate by limited partners in local limited partnership			49.49%
Investment of local limited partnership			$ (628,000)	$ (1,246,000)
Impairment expense related to investments			0	0	87,338
Impairment of intangible assets			0	0	7,208
Estimated share of loss			575,000	527,000	625,000
Increase (decrease) in occupany						97.00%		96.00%	36.00%
Net losses not recognized by the partnership amounted to approximately value			3,196,000
Amount of operating deficits funded	42,198
Advance received for operating deficit from greystone affordable housing, gp, llc						155,266
Repairs and maintanence					28,000
Investment balance			650,468	629,335	606,786		697,775				0	0	16,650	179,043			0	0	0	0	12,976	19,028	76,925				0	0	0	912,470	0	0	0	0	0	0	456,516
Description of occupancy

Subsequent to this management change, occupancy had steadily rebounded through aggressive marketing techniques to reach 97% as of March 31, 2008 with corresponding cash deficits on the decline. Occupancy had continued to hold steady at 96% with slight cash flow deficits that were funded from reserves up until its sale on December 31, 2010.

It was revealed in 2011 that the economic occupancy was 94%, indicating a consistent occupancy of above 90%. However, the asset experienced a temporary reduction in occupancy during the third quarter of 2012, but ended the year with 100%.

In the first quarter of 2013, Wynwood Place continues to recover from the excessive vacancy loss which began the previous quarter. The management company has cleared out the non-paying and problem residents and returned the occupancy to 96%. Ten new residents, which equates to 42%, moved in during the quarter.

During 2003, occupancy dropped into the 60% range and rebounded in late 2004 into the low 80s. During 2005, occupancy did reach into the high 80%s but collections were approximately 10% lower; this trend continued into 2006. From 2007 until the date of sale of the Local Limited Partnership, April 23, 2010, Mesa Verde Apartments had been continuously experiencing occupancy issues falling as low as the 50’s and no higher than the low 70’s in occupancy. During 2007, there were several incidents involving local authorities that were prevalent throughout the market area and Mesa Verde. These incidents further impacted Mesa Verde’s occupancy, which dropped even further into the low 70%s to high 60%s.

Proceeds from partnerhsip for operational, capital needs																										1,000,000
Percentage of mortgage interest rate lowered		6.17%
Primary mortgage principal balance reduced		1,750,000
Annual debt service drcreased		60,000
Replacement reserve during the period			5,273
Amount of advances paid to ashford															462,514	258,567	4,939	4,939													462,514	460,426
Amount of provision on morgage written off by us bank			150,000
Appraisal value										$ 330,000														$ 2,300,000	$ 2,300,000						$ 2,560,000
Percentage of interest rate carried on home loan			0.00%